Related Party Balances and Transactions - Purchase of equity investee (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)
Related Party Balances and Transactions
Purchase of equity investee	¥ 421,729	$ 59,399	¥ 279,043	¥ 592,570
Related party | Weilan
Related Party Balances and Transactions
Purchase of equity investee					$ 50,000